SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2015 CNY (¥)
Foreign Currency Exchange Rate, Translation	6.3613				6.3613
Government Subsidies Recognized		¥ 5,525	¥ 2,764	¥ 4,759
Selling and marketing	$ 6,286	¥ 39,987	58,972	55,375
Lease Term Description	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	lease term is at least 75% of the propertys estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest	$ (2,800)	¥ (17,814)	(10,140)	9,312
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	8,204	52,189	(85,639)	(146,109)
Retained Earnings (Accumulated Deficit)	$ (18,362)		(103,000)		¥ (116,808)
Working Capital Deficit			79,660		¥ 90,381
Advertising Expenses [Member]
Advertising Expense		5,655	15,918	8,666
Shipping HandlingAnd Transportation Cost [Member]
Selling and marketing		7,238	9,561	¥ 13,313
Research and Development [Member]
Government Subsidies Recognized		¥ 7,076	¥ 7,607